Debt including Capital Lease Obligations - Carrying and Estimated Fair Value Table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Capital Lease Obligations - Carrying Value	$ 41,891		$ 39,025
Capital Lease Obligations - Estimated Fair Value	41,800		39,000
Less current portion	(4,703)		(2,271)
Total long-term debt and capital lease obligations	637,518		629,353
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Carrying Value	6,541		0
Estimated Fair Value	6,500		0
Senior Notes [Member] | 7.875% Senior Secured Notes due 2021
Debt Instrument [Line Items]
Carrying Value	412,483		422,174
Estimated Fair Value	447,000	[1]	459,000	[1]
Convertible Debt [Member] | 4.25% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Carrying Value	176,431		164,050	[1]
Estimated Fair Value	200,000	[1]	194,000	[1]
Line of Credit [Member] | 2013 ABL Term Loan
Debt Instrument [Line Items]
Carrying Value	4,875		6,375
Estimated Fair Value	$ 4,800	[1]	$ 6,000	[1]

[1]	The fair value of the senior notes is based on observable inputs, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs (Level 2). All other debt may be traded on the secondary loan market, and the fair value is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See Note 14 for discussion of fair value.